Derivative Financial Instruments	12 Months Ended
Feb. 29, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS
The notional amounts and fair values of financial instruments outstanding were as follows:

	As at February 29, 2016
	Balance Sheet Location	Fair Value of Derivatives Designated as Cash Flow Hedges	Fair Value of Derivatives Not Subject to Hedge Accounting	Total Estimated Fair Value	Notional Amount
Derivative Assets (1):
Currency forward contracts	Other current assets	$—	$2	$2	$118
Currency option contracts	Other current assets	1	—	1	43
Total		$1	$2	$3	$161

Derivative Liabilities (1):
Currency forward contracts	Accrued liabilities	$—	$(2)	$(2)	$166
Currency option contracts	Accrued liabilities	—	—	—	23
Total		$—	$(2)	$(2)	$189

Currency option contracts - premium	Accumulated other comprehensive loss	$(2)	$—	$(2)	$—
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(1) The fair values of derivative assets and liabilities are measured using Level 2 fair value inputs.

	As at February 28, 2015
	Balance Sheet Location	Fair Value of Derivatives Designated as Cash Flow Hedges	Fair Value of Derivatives Not Designated as Cash Flow Hedges	Fair Value of Derivatives Not Subject to Hedge Accounting	Total Estimated Fair Value	Notional Amount
Derivative Assets (1):
Currency forward contracts	Other current assets	$—	$19	$61	$80	$1,171
Currency option contracts	Other current assets	—	11	—	11	112
Total		$—	$30	$61	$91	$1,283

Derivative Liabilities (1):
Currency forward contracts	Accrued liabilities	$(13)	$(4)	$(4)	$(21)	$654
Currency option contracts	Accrued liabilities	(13)	(1)	—	(14)	134
Total		$(26)	$(5)	$(4)	$(35)	$788
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(1) The fair values of derivative assets and liabilities are measured using Level 2 fair value inputs.
Foreign Exchange
The Company’s currency risk management objective in holding derivative instruments is to reduce the volatility of current and future income as a result of changes in foreign currency exchange rates. To limit its exposure to adverse movements in foreign currency exchange rates, the Company enters into foreign currency forward and option contracts.
The majority of the Company’s revenue for the fiscal year ended February 29, 2016 were transacted in U.S. dollars. However, portions of the revenue are denominated in Canadian dollars, Euros, and British pounds. Purchases of raw materials are primarily transacted in U.S. dollars. Other expenses, consisting of the majority of salaries, certain operating costs and manufacturing overhead, are incurred primarily in Canadian dollars. The Company enters into forward and option contracts to hedge portions of these anticipated transactions to reduce the volatility on income associated with the foreign currency exposures. The Company also enters into forward and option contracts to reduce the effects of foreign exchange gains and losses resulting from the revaluation of certain foreign currency monetary assets and liabilities. As at February 29, 2016, approximately 10% of cash and cash equivalents, 30% of accounts receivable and 16% of accounts payable and accrued liabilities are denominated in foreign currencies (February 28, 2015 – 26%, 30% and 13%, respectively).
Please see “Derivative financial instruments” in Note 1 for the Company’s accounting policies on these instruments.
As at February 29, 2016 and February 28, 2015, the outstanding derivatives designated as cash flow hedges were considered to be fully effective. The maturity dates of these instruments range from March 2016 to July 2016. As at February 29, 2016, the net unrealized loss on these forward and option contracts (including option premiums paid) was $1 million (February 28, 2015 - net unrealized loss of $26 million). Unrealized gains associated with these contracts were recorded in other current assets and AOCI. Unrealized losses were recorded in accrued liabilities and AOCI. Option premiums were recorded in AOCI. As at February 29, 2016, the Company estimates that approximately $1 million of net unrealized losses, including option premiums on these forward and option contracts, will be reclassified into income within the next 12 months. For the fiscal years ended February 29, 2016 and February 28, 2015, there were no realized gains or losses on forward contracts which were ineffective upon maturity.
The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive loss for the year ended February 29, 2016:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$(20)
Currency option contracts	(1)	Selling, marketing and administration	(10)
Total	$(1)		$(30)

The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive loss for the year ended February 28, 2015:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Currency forward contracts	$(2)	Cost of sales	$(1)
Currency option contracts	(1)	Cost of sales	(1)
Currency forward contracts	(3)	Selling, marketing and administration	(5)
Currency option contracts	(7)	Selling, marketing and administration	(4)
Currency forward contracts	(8)	Research and development	(3)
Currency option contracts	(5)	Research and development	(1)
Total	$(26)		$(15)
The Company has also occasionally entered into other forward and option contracts hedging anticipated foreign currency transactions which it did not designate as cash flow hedges. Any realized and unrealized gains and losses on these contracts are recognized in income each period. As at February 29, 2016, there were no unrealized gains or losses recorded in respect of these instruments (February 28, 2015 - unrealized gains of $25 million). Unrealized gains associated with these contracts were recorded in other current assets and selling, marketing and administration expenses. Unrealized losses were recorded in accrued liabilities and selling, marketing and administration expenses.
As part of its currency risk management strategy, the Company may maintain net monetary asset and/or liability balances in foreign currencies. The Company enters into foreign exchange forward contracts to hedge certain monetary assets and liabilities that are exposed to foreign currency risk. The principal currencies hedged include the Canadian dollar, Euro, and British pound. These contracts are not subject to hedge accounting, and any realized and unrealized gains or losses are recognized in income each period, offsetting the change in the U.S. dollar value of the asset or liability. The maturity dates of these instruments range from March 2016 to June 2016. As at February 29, 2016, net unrealized gains (net of premium paid) of nil were recorded in respect of these instruments (February 28, 2015 - net unrealized gains of $57 million). Unrealized gains associated with these contracts were recorded in other current assets and selling, marketing and administration expenses. Unrealized losses were recorded in accrued liabilities and selling, marketing and administration expenses.
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statements of operations for the years ended February 29, 2016 and February 28, 2015:

		Amount of Gain (Loss) in Income on Derivative Instruments
	Location of Gain (Loss) Recognized in Income on Derivative Instruments	February 29, 2016	February 28, 2015
Currency forward contracts	Selling, marketing and administration	$44	$156
Currency option contracts	Selling, marketing and administration	(4)	11
Total		$40	$167

For information concerning the impact of foreign exchange on the consolidated statement of operations net of the above derivative instruments, please see Note 16.
Credit Risk
The Company is exposed to credit risk on derivative financial instruments arising from the potential for counterparties to default on their contractual obligations. The Company mitigates this risk by limiting counterparties to highly rated financial institutions and by continuously monitoring their creditworthiness. The Company’s exposure to credit loss and market risk will vary over time as a function of currency exchange rates. The Company measures its counterparty credit exposure as a percentage of the total fair value of the applicable derivative instruments. Where the net fair value of derivative instruments with any counterparty is negative, the Company deems the credit exposure to that counterparty to be nil. As at February 29, 2016, the maximum credit exposure to a single counterparty, measured as a percentage of the total fair value of derivative instruments with net unrealized gains, was 82% (February 28, 2015 - 47%; March 1, 2014 - 100%). As at February 29, 2016, the Company had a total credit risk exposure across all counterparties with outstanding or unsettled foreign exchange derivative instruments of $1 million on a notional value of $291 million (February 28, 2015 - $56 million total credit risk exposure on a notional value of $2.1 billion).
The Company maintains Credit Support Annexes (“CSAs”) with several of its counterparties. These CSAs require the outstanding net position of all contracts be made whole by the paying or receiving of collateral to or from the counterparties on a daily basis, subject to exposure and transfer thresholds. As at February 29, 2016, the Company had posted $2 million of collateral to counterparties (February 28, 2015 - collateral held of $15 million), which approximated the fair value of those contracts. As with the derivatives recorded in an unrealized loss position, this amount is recorded in accrued liabilities.
The Company is exposed to market and credit risk on its investment portfolio. The Company reduces this risk by investing in liquid, investment grade securities and by limiting exposure to any one entity or group of related entities. As at February 29, 2016, the maximum exposure to a single entity was approximately 17% of the total cash, cash equivalents and investments (February 28, 2015 - maximum exposure of approximately 28%), and that entity was the United States Department of the Treasury.
Interest Rate Risk
Cash and cash equivalents and investments are invested in certain instruments of varying maturities. Consequently, the Company is exposed to interest rate risk as a result of holding investments of varying maturities. The fair value of investments, as well as the investment income derived from the investment portfolio, will fluctuate with changes in prevailing interest rates. The Company has also issued the Debentures with a fixed interest rate. The fair value of the Debentures will fluctuate with changes in prevailing interest rates. Consequently, the Company is exposed to interest rate risk as a result of the long term of the Debentures. The Company does not currently utilize interest rate derivative instruments to hedge its investment portfolio.